UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment 		[ ]; Amendment Number: ______
This Amendment (Check only one.): 	[ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RGM Capital, L.L.C.
Address: 9010 Strada Stell Court, Suite # 105
         Naples, FL  34109

Form 13F File Number: 28-12274

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert G. Moses
Title:   Managing Member
Phone:   239-593-1280

Signature, Place, and Date of Signing:

   /s/ Robert G. Moses           Naples, FL              February 12, 2013
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          14
Form 13F Information Table Value Total:    $232,489
                                        ----------
                                        (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number               Name
______________   28-_____________________________   ___________________________


					FORM 13F INFORMATION TABLE



					     VALUE	SH/	   SH/	PUT/ INVSMNT OTHER VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	     (X $1000)	PRN AMT	   PRN	CALL DSCRETN MGRS  SOLE	 SHARED NONE
--------------  -------------- ---------     --------   --------   --- ---- ------- -----  ----  ------ ----
ACCELRYS INC		COM	00430U103    $40,868   4,515,762   SH	    SOLE    NONE  4,515,762  0	  0
AGILYSYS		COM	00847J1051    $8,646   1,033,020   SH	    SOLE    NONE  1,033,020  0	  0
ANGIODYNAMICS		COM	03475V101    $21,450   1,951,744   SH	    SOLE    NONE  1,951,744  0	  0
ASPEN TECHNOLOGY INC	COM	045327103    $21,907 	 792,585   SH	    SOLE    NONE    792,585  0	  0
CALLIDUS SOFTWARE INC	COM	13123E500     $7,810   1,720,160   SH	    SOLE    NONE  1,720,160  0	  0
CASCADE MICROTECH INC	COM	147322101     $7,219   1,289,149   SH	    SOLE    NONE  1,289,149  0	  0
DIXIE GROUP INC CL A	COM	255519100     $3,744   1,141,563   SH	    SOLE    NONE  1,141,563  0	  0
EPIQ SYSTEMS INC	COM	26882D109     $2,552 	 200,127   SH	    SOLE    NONE    200,127  0	  0
GUIDANCE SOFTWARE INC	COM	401692108    $36,748   3,095,914   SH	    SOLE    NONE  3,095,914  0	  0
KEYNOTE SYSTEMS INC	COM	493308100    $10,773 	 764,556   SH	    SOLE    NONE    764,556  0	  0
LAM RESEARCH CORP	COM	512807108    $22,769 	 630,207   SH	    SOLE    NONE    630,207  0	  0
RICHARDSON ELECTRONICS	COM	763165107    $11,438   1,010,397   SH	    SOLE    NONE  1,010,397  0	  0
SUPPORT.COM INC		COM	86858W101    $28,132   6,746,210   SH	    SOLE    NONE  6,746,210  0	  0
TYLER TECHNOLOGIES	COM	902252105     $8,435 	 174,130   SH	    SOLE    NONE    174,130  0	  0

					     ---------
					     $232,489
					     ---------
